Commitments and Contingencies (Details) (USD $)	3 Months Ended							3 Months Ended	0 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Letter of Credit 1, July 2013 [Member]	Mar. 31, 2013 Letter of Credit 2, July 2013 [Member]	Mar. 31, 2013 Letter of Credit 3, July 2013 [Member]	Mar. 31, 2013 Unsecured Debt [Member] $500 Million Unsecured Line of Credit [Member]	Mar. 31, 2013 Non-Incremental Capital Expenditures [Member]	Mar. 31, 2013 Incremental Capital Expenditures [Member]	Mar. 31, 2013 Pending Litigation [Member]	Apr. 18, 2013 Subsequent Event [Member]
Loss Contingencies [Line Items]
Potential obligations for tenant improvements						$ 98,500,000	$ 42,300,000
Face amount of debt instument					500,000,000
Letters of credit outstanding		10,000,000	9,033,164	382,556
Letter of credit, renewal period	1 year
Litigation settlement expense								$ 7,500,000
Period to appeal final court approval									30 days